Description of Organization, Business Operations and Going Concern (Details) - USD ($)				7 Months Ended	9 Months Ended	10 Months Ended
	Aug. 15, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Incorporated period					Mar. 11, 2022	Mar. 11, 2022
Shares issued (in Shares)					103,500
Sale of units (in Shares)						54,000
Gross proceeds					$ 5,653,750
Transaction costs				$ 412		$ 412
Fair market value, percentage					80.00%
Price per share (in Dollars per share)					$ 1.28	$ 10.25
Net tangible assets					$ 5,000,001	$ 5,000,001
Public shares percentage						15.00%
Working capital loans					1,500,000	$ 1,500,000
Transaction costs					5,610,317
Underwriting fees					1,265,000
Deferred underwriting fees					3,450,000
Other offering costs					$ 895,317
Condition for future business combination threshold percentage ownership					50.00%
Redemption right, percentage					15.00%
Redemption percentage					100.00%
Distribution expense					$ 100,000
Cash					68,282	88,277
Working capital deficit					271,121	$ 352,489
Additional amount of ordinary shares derived value					$ (8,000,000)
Percentage of exchange consideration					3.00%
Minimum cash after redemption					$ 5,000,000
Purchase percentage					9.90%
Agreed price per share (in Dollars per share)	$ 10
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)					565,375
Price per share (in Dollars per share)		$ 10.25	$ 10.25			$ 10
Net proceeds		$ 117,875,000
Cash underwriting fees						$ 1,265,000
Deferred underwriting fees						3,450,000
Other offering costs						$ 895,317
Price per share (in Dollars per share)					$ 10	$ 10.25
Business combination, description						The Company will have until 12 months (or up to 18 months from the closing of the Initial Public Offering at the election of the Company pursuant to six one month extensions subject to satisfaction of certain conditions, including the deposit of up to $379,500 ($0.033 per unit) for each such one month extension, into the Trust Account, or as extended by the Company’s shareholder in accordance with the Amended and Restated Memorandum and Articles of Association) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholder (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Consummated units (in Shares)		11,500,000
Other offering costs					$ 895,317
Share price (in Dollars per share)					$ 10.25
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)					1,500,000
Gross proceeds		$ 115,000,000			$ 15,000,000
Sale of units (in Shares)					54,000	54,000
Price per share (in Dollars per share)					$ 10
Consummated units (in Shares)		1,500,000
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)					565,375	565,375
Price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds					$ 5,653,750	$ 5,653,750
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Fair market value, percentage						80.00%
Net tangible assets						$ 5,000,001
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds					$ 115,000,000
Price per share (in Dollars per share)					$ 18
Business combination, description						In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a Newly Issued Price of less than $9.20 per Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the market value is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Each unit share (in Shares)		1
Redeemable warrant share (in Shares)		1
Ordinary share (in Shares)					1
Exercise price, per share (in Dollars per share)					$ 11.5
Additional amount of ordinary shares derived value					$ (96,000,000)
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)					103,500	103,500
Subsequent Event [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)			11,500,000
Sale of units (in Shares)		11,500,000
Price per share (in Dollars per share)		$ 10.25	$ 10.25
Net proceeds			$ 117,875,000
Transaction costs			5,610,317
Cash underwriting fees			1,265,000
Deferred underwriting fees		$ 3,450,000	3,450,000
Other offering costs		895,317	895,317
Subsequent Event [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds		$ 115,000,000	$ 115,000,000
Subsequent Event [Member] | Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)			565,375
Price per share (in Dollars per share)		$ 10	$ 10
Gross proceeds			$ 5,653,750
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)			1,500,000
Sale of units (in Shares)		1,500,000
Post-combination Business [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Owns or acquires percentage						50.00%
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)					$ 10.25
Net tangible assets					$ 5,000,001
Business Combination [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.033
Deposit amount					$ 379,500